Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Capital management [Abstract]
Schedul of capital management [Table Text Block]

December 31, 2021
Borrowings	1,005,787
(-) Cash and cash equivalents	(1,794,362)
Net debt	(788,575)
Total equity	10,502,198
Total capital	9,713,623
Gearing ratio	(8.1)%